Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Acquirers Small and Micro Deep Value ETF
Shareholder Report [Line Items]
Fund Name	Acquirers Small and Micro Deep Value ETF
Class Name	Acquirers Small and Micro Deep Value ETF
Trading Symbol	DEEP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Acquirers Small and Micro Deep Value ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acquirersdeep.com/. You can also request this information by contacting us at 1-855-561-5728.
Additional Information Phone Number	1-855-561-5728
Additional Information Website	https://www.acquirersdeep.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Acquirers Small and Micro Deep Value ETF	$38	0.81%
[1]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.81%
Material Change Date	Mar. 10, 2025
Updated Performance Information Location [Text Block]	Visit https://www.acquirersdeep.com/ for more recent performance information.
Net Assets	$ 27,633,961
Holdings Count | $ / shares	102
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$27,633,961
Number of Holdings	102
Portfolio Turnover	75%

Holdings [Text Block]

Top 10 Securities	(% of net assets)
Ituran Location and Control, Ltd.	1.5%
Ryerson Holding Corporation	1.3%
Herbalife, Ltd.	1.3%
IBEX Holdings, Ltd.	1.3%
World Acceptance Corporation	1.3%
Nu Skin Enterprises, Inc. - Class A	1.2%
Pagseguro Digital, Ltd. - Class A	1.2%
W&T Offshore, Inc.	1.2%
Merchants Bancorp	1.2%
Sturm Ruger & Company, Inc.	1.2%

Material Fund Change Name [Text Block]
Fund Name Change:
Effective December 21, 2024, the Fund’s name changed from “Roundhill Acquirers Deep Value ETF” to “Acquirers Deep Value ETF.” Effective March 10, 2025, the Fund’s name changed from “Acquirers Deep Value ETF” to “Acquirers Small and Micro Deep Value ETF.”

Updated Prospectus Web Address	https://www.acquirersdeep.com/

[1]
*	Annualized